Offerings - Offering: 1	May 12, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.10 par value
Amount Registered | shares	1,500,000
Proposed Maximum Offering Price per Unit	21.22
Maximum Aggregate Offering Price	$ 31,830,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,395.72
Offering Note	Pursuant to Rule 416 under the Securities Act, this Registration Statement on Form S-8 also covers an indeterminate number of additional shares that may be offered or issued under the FRP Holdings, Inc. 2026 Equity Incentive Plan by reason of stock splits, stock dividends, recapitalizations or similar transactions affecting the Common Stock, as specified in such anti-dilution provisions.
(2) Estimated solely for the purpose of calculating the aggregate offering price and the registration fee pursuant to Rules 457(c) and (h) of the Securities Act based on the average of the high and low prices for the Registrant’s Common Stock on the Nasdaq Global Select Market on May 8, 2026.